UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	405 Lexington Ave	52nd Floor
          	New York, NY 10174

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title:    Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  November 14,  2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:16
Form 13F Information Table Value Total:  $615,289

						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
AMERICREDIT CORP		COM	03060R101 45,421 	2583670	SH		SOLE		2583670
BANKATLANTIC BANCORP INC-CL A	COM	065908501	 347 	40000	SH		SOLE		40000
CAPITAL ONE FINANCIAL CORP	COM	14040H105 22,227 	334600	SH		SOLE		334600
COMPUCREDIT CORP		COM	20478N100 106,570 	4908791	SH		SOLE		4908791
ENCORE CAPITAL GROUP INC	COM	292554102	 26,025 	2205480	SH		SOLE		2205480
FIRST ACCEPTANCE CORP		COM	318457108	 11,005 	2179200	SH		SOLE		2179200
FIRST MARBLEHEAD CORP		COM	320771108	 160,751 	4238109	SH		SOLE		4238109
HIGHBURY FINANCIAL INC	COM	42982Y109 1,796 	400000	SH		SOLE		400000
INDYMAC BANCORP INC		COM	456607100	 87,038 	3686480	SH		SOLE		3686480
MGIC INVESTMENT CORP-WIS	COM	552848103	 69,725 	2158000	SH		SOLE		2158000
OCWEN FINANCIAL CORP		COM	675746309	 21,560 	2286300	SH		SOLE		2286300
PRIMUS GUARANTY LTD		COM	G72457107 47,130 	4480040	SH		SOLE		4480040
RENAISSANCERE HOLDINGS LTD	COM	G7496G103 12,168 	186029	SH		SOLE		186029
SUN AMERICAN BANCORP 		COM	86664A202 3,115 	500000	SH		SOLE		500000
SUN AMERICAN BANCORP WARRANTSWTS	SAMBWTS1 75 	1250000	SH		SOLE		1250000
WTS HIGHBURY FINANCIAL INC	WTS	42982Y117 336 	600000	SH		SOLE		600000


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